Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 571
2026	560
Total future minimum lease payments	1,131
Less: Imputed interest	(46)
Less: Current portion	(536)	$ (208)
Operating lease liability, net of current portion	$ 549	$ 466